Income Tax Benefit/(Expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Adjustments for current tax of prior periods	$ (1)	$ 283	$ (18,412)
Differences in overseas tax rates	$ 13,218	$ 9,397	24,458
Singapore
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Adjustments for current tax of prior periods			18,200
Differences in overseas tax rates			$ 14,000
Australian Government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Difference in tax rate	30.00%	30.00%	30.00%